Deferred Revenue (Narrative) (Details) - USD ($)	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Accruals And Deferred Income Including Contract Liabilities Abstract
Deferred revenue	$ 10,727,291	$ 9,998,609	$ 6,514,712